Commitments and Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating leases, future minimum payments due [Abstract]
Operating leases, future minimum payments due, current	$ 7,500,000
Operating leases, future minimum payments, due in two years	5,300,000
Operating leases, future minimum payments, due in three years	2,900,000
Operating leases, future minimum payments, due in four years	1,100,000
Operating leases, future minimum payments, due in five years	700,000
Operating leases, future minimum payments, due thereafter	200,000
Rent expense	10,700,000	10,800,000	11,700,000
Cherry Blossom [Member]
Cherry Blossom Litigation [Abstract]
Book value of brined cherries held by Cherry Blossom	500,000
Amount owed by Cherry Blossom to Crossroads	1,400,000
Vega [Member]
Vega v. Sensient Dehydrated Flavors LLC [Abstract]
The value (monetary amount) of the award the plaintiff seeks in the legal matter	4,999,999.99
Number of causes of action	2
Litigation settlement amount	$ 275,000